Transactions with Related Parties - Allseas (Details)	1 Months Ended		5 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) shares	Jun. 30, 2015 USD ($) shares	May. 17, 2015	May. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)
Related Party Transaction [Line Items]
Due from related parties	$ 707,045	$ 707,045			$ 843,510
Allseas Marine SA
Related Party Transaction [Line Items]
Daily management fee	666.45			$ 664.46
Capitalized expenses	886,014	886,014				$ 2,524,559
Due from related parties	$ 707,045	$ 707,045			$ 843,510
Charter hire commission payable to the management company					1.25%
Commission rate payable to the management company for the purchase, sale and construction of vessels					1.00%
Allseas Marine SA | Accounting Services Agreement
Related Party Transaction [Line Items]
Years for computation of compensation to the management company	3	3
The duration of agreements		indefinite	1yr
Allseas Marine SA | Executive Services Agreement
Related Party Transaction [Line Items]
Number of the issued and oustanding shares of the company, issuable to the management company | shares	3,000,000	3,000,000
Years for computation of compensation to the management company	3	3
The duration of agreements		indefinite	5yrs